Investment in securities - Continuous Unrealised Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	$ 2,110,574	$ 932,037
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(28,424)	(8,405)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	278,587	163,049
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	(3,443)	(4,735)
Available-for-sale securities with unrealised losses, Total fair value	2,389,161	1,095,086
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(31,867)	(13,140)
Held-to-maturity securities with unrealised losses, Less than 12 months, Fair Value	937,080	459,623
Held-to-maturity securities with unrealised losses, Less than 12 months, Gross unrealised losses	(16,803)	(5,152)
Held-to-maturity securities with unrealised losses, 12 months or more, Fair value	0	0
Held-to-maturity securities with unrealised losses, 12 months or more, Gross unrealised losses	0	0
Held-to-maturity securities with unrealised losses, Total fair value	937,080	459,623
Held-to-maturity securities with unrealised losses, Total gross unrealized losses	(16,803)	(5,152)
US government and federal agencies
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	1,558,636	449,609
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(21,932)	(2,258)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	266,094	92,554
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	(2,646)	(1,511)
Available-for-sale securities with unrealised losses, Total fair value	1,824,730	542,163
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(24,578)	(3,769)
Non-US governments debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	21,681
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(1,053)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	0
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	0
Available-for-sale securities with unrealised losses, Total fair value	21,681
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(1,053)
Corporate debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	214,506	253,991
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(1,545)	(1,480)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	0	38,706
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	0	(1,294)
Available-for-sale securities with unrealised losses, Total fair value	214,506	292,697
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(1,545)	(2,774)
Asset-backed securities - Student loans
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	0	0
Available-for-sale securities with unrealised losses,12 months or more, Fair value	12,493	12,160
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	(797)	(1,130)
Available-for-sale securities with unrealised losses, Total fair value	12,493	12,160
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(797)	(1,130)
Commercial mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	134,195	138,217
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(1,352)	(4,007)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	0	9,605
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	0	(322)
Available-for-sale securities with unrealised losses, Total fair value	134,195	147,822
Available-for-sale securities with unrealised losses, Total gross unrealised losses	(1,352)	(4,329)
Residential mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealised losses, Less than 12 months, Fair value	181,556	90,220
Available-for-sale securities with unrealised losses, Less than 12 months, Gross unrealised losses	(2,542)	(660)
Available-for-sale securities with unrealised losses,12 months or more, Fair value	0	10,024
Available-for-sale securities with unrealised losses,12 months or more, Gross unrealised losses	0	(478)
Available-for-sale securities with unrealised losses, Total fair value	181,556	100,244
Available-for-sale securities with unrealised losses, Total gross unrealised losses	$ (2,542)	$ (1,138)